Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Notional and Fair Value Amounts of Client-related and Trading Derivative Financial Instruments

The following table shows the notional and fair values of client-related and trading derivative financial instruments. Notional amounts of derivative financial instruments do not represent credit risk, and are not recorded in the consolidated balance sheet. They are used merely to express the volume of this activity. Northern Trust’s credit related risk of loss is limited to the positive fair value of the derivative instrument, which is significantly less than the notional amount.

	DECEMBER 31, 2013			DECEMBER 31, 2012
		FAIR VALUE			FAIR VALUE
(In Millions)	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Foreign Exchange Contracts	$243,135.0	$2,844.7	$2,846.2	$213,246.7	$1,735.3	$1,730.4
Interest Rate Contracts	5,001.7	122.8	117.0	4,946.6	180.6	174.0

Total	$248,136.7	$2,967.5	$2,963.2	$218,193.3	$1,915.9	$1,904.4

Location and Amount of Gains and Losses Recorded in Consolidated Statement of Income

The following table shows the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2013, 2012, and 2011.

	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME DECEMBER 31,
(In Millions)		2013	2012	2011
Foreign Exchange Contracts	Foreign Exchange Trading Income	$244.4	$206.1	$324.5
Interest Rate Contracts	Security Commissions and Trading Income	12.7	11.6	5.9

Total		$257.1	$217.7	$330.4

Types and Classifications of Derivative Instruments

The following table identifies the types and classifications of derivative instruments formally designated as hedges under GAAP and used by Northern Trust to manage risk, their notional and fair values, and the respective risks addressed.

			DECEMBER 31, 2013			DECEMBER 31, 2012
				FAIR VALUE			FAIR VALUE
(In Millions)	DERIVATIVE INSTRUMENT	RISK CLASSIFICATION	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
FAIR VALUE HEDGES
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Rate	$3,296.9	$31.5	$44.8	$3,617.0	$3.4	$75.1
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Rate	1,250.0	83.6	33.4	900.0	126.3	0.2
CASH FLOW HEDGES
Forecasted Foreign Currency Denominated Transactions	Foreign Exchange Contracts	Foreign Currency	314.0	10.2	5.5	669.0	8.7	11.5
NET INVESTMENT HEDGES
Net Investments in Non-U.S. Affiliates	Foreign Exchange Contracts	Foreign Currency	1,684.9	9.8	52.8	1,451.4	2.3	27.8

Total			$6,545.8	$135.1	$136.5	$6,637.4	$140.7	$114.6

Gains/Losses of Derivative Financial Instruments

The following table shows the location and amount of derivative gains and losses recorded in the consolidated statement of income related to fair value hedges for the years ended December 31, 2013, 2012, and 2011.

	DERIVATIVE INSTRUMENT	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	AMOUNT OF DERIVATIVE GAIN/ (LOSS) RECOGNIZED IN INCOME DECEMBER 31,
(In Millions)			2013	2012	2011
Available for Sale Investment Securities	Interest Rate Swap Contracts	Interest Income	$26.3	$(48.4)	$(56.6)
Senior Notes and Long-Term Subordinated Debt	Interest Rate Swap Contracts	Interest Expense	(44.9)	54.3	194.4
Total			$(18.6)	$5.9	$137.8

Cash Flow Hedge Derivative Gains and Losses Recognized in AOCI and the Amounts Reclassified to Earnings

The following table provides cash flow hedge derivative gains and losses relating to foreign exchange contracts that were recognized in AOCI and the amounts reclassified to earnings during the years ended December 31, 2013, 2012 and 2011.

	FOREIGN EXCHANGE CONTRACTS (BEFORE TAX)
(In Millions)	2013	2012	2011
Net Gain/(Loss) Recognized in AOCI	$2.1	$(3.2)	$(23.6)

Net Gain/(Loss) Reclassified from AOCI to Earnings
Trust, Investment and Other Servicing Fees	–	–	0.6
Other Operating Income	(2.1)	(4.6)	(0.1)
Interest Income	–	–	(1.2)
Interest Expense	–	–	–
Compensation	–	–	3.0
Employee Benefits	–	–	0.9
Equipment and Software	–	–	–
Occupancy Expense	–	–	0.5
Other Operating Expense	(2.6)	–	1.9

Total	$(4.7)	$(4.6)	$5.6

Net Investment Hedge Gains and Losses Recognized in AOCI

The following table provides net investment hedge gains and losses recognized in AOCI during the years ended December 31, 2013 and 2012.

(In Millions)	AMOUNT OF HEDGING INSTRUMENT GAIN/(LOSS) RECOGNIZED IN AOCI (BEFORE TAX)
	2013	2012
Foreign Exchange Contracts	$(101.6)	$(24.7)
Sterling Denominated Subordinated Debt	(5.7)	(9.0)

Total	$(107.3)	$(33.7)

Types of Risk Management Derivative Instruments Not Formally Designated as Hedges, Including Notional Amounts and Fair Values

The following table identifies the types of risk management derivative instruments not formally designated as hedges and their notional amounts and fair values.

	DECEMBER 31, 2013			DECEMBER 31, 2012
		FAIR VALUE			FAIR VALUE
(In Millions)	NOTIONAL VALUE	ASSET	LIABILITY	NOTIONAL VALUE	ASSET	LIABILITY
Credit Default Swap Contracts	$–	$–	$–	$42.5	$–	$1.0
Foreign Exchange Contracts	168.8	1.0	1.2	1,189.8	10.3	3.0

Total	$168.8	1.0	$1.2	$1,232.3	$10.3	$4.0

Gains/Losses of Derivative Financial Instruments

The following table provides the location and amount of gains and losses recorded in the consolidated statement of income for the years ended December 31, 2013, 2012, and 2011 for derivative instruments not formally designated as hedges under GAAP.

		AMOUNT RECOGNIZED IN INCOME
(In Millions)	LOCATION OF DERIVATIVE GAIN/(LOSS) RECOGNIZED IN INCOME	2013	2012	2011
Credit Default Swap Contracts	Other Operating Income	$(0.1)	$(2.6)	$0.9
Forward Contracts	Other Operating Income	–	–	0.2
Foreign Exchange Contracts	Other Operating Income	(4.0)	11.3	(7.0)

Total		$(4.1)	$8.7	$(5.9)